Net revenues - Schedule of revenue by segment and type (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues from:
Shipments of vehicles and sales of other goods	€ 149,544	€ 183,230	€ 173,718
Other services provided	4,422	4,018	3,786
Construction contract revenues	747	709	779
Revenues from goods and services	154,713	187,957	178,283
Lease installments from assets sold with a buy-back commitment	1,046	896	849
Interest income of financial services activities	1,119	691	460
Construction contract revenues	156,878	189,544	179,592
North America
Revenues from:
Shipments of vehicles and sales of other goods	62,111	85,238	84,239
Other services provided	1,338	1,260	1,234
Construction contract revenues	0	0	0
Revenues from goods and services	63,449	86,498	85,473
Lease installments from assets sold with a buy-back commitment	0	0	1
Interest income of financial services activities	0	0	0
Construction contract revenues	63,449	86,498	85,474
Enlarged Europe
Revenues from:
Shipments of vehicles and sales of other goods	56,282	63,961	60,769
Other services provided	1,516	1,587	1,609
Construction contract revenues	0	0	0
Revenues from goods and services	57,798	65,548	62,378
Lease installments from assets sold with a buy-back commitment	1,046	896	848
Interest income of financial services activities	0	0	0
Construction contract revenues	58,844	66,444	63,226
Middle East & Africa
Revenues from:
Shipments of vehicles and sales of other goods	10,022	10,487	6,399
Other services provided	87	73	54
Construction contract revenues	0	0	0
Revenues from goods and services	10,109	10,560	6,453
Lease installments from assets sold with a buy-back commitment	0	0	0
Interest income of financial services activities	0	0	0
Construction contract revenues	10,109	10,560	6,453
South America
Revenues from:
Shipments of vehicles and sales of other goods	15,544	15,638	15,178
Other services provided	339	510	462
Construction contract revenues	0	0	0
Revenues from goods and services	15,883	16,148	15,640
Lease installments from assets sold with a buy-back commitment	0	0	0
Interest income of financial services activities	0	0	0
Construction contract revenues	15,883	16,148	15,640
China and India & Asia Pacific
Revenues from:
Shipments of vehicles and sales of other goods	1,930	3,463	4,455
Other services provided	61	63	45
Construction contract revenues	0	0	0
Revenues from goods and services	1,991	3,526	4,500
Lease installments from assets sold with a buy-back commitment	0	0	0
Interest income of financial services activities	0	0	0
Construction contract revenues	1,991	3,526	4,500
Maserati
Revenues from:
Shipments of vehicles and sales of other goods	984	2,276	2,271
Other services provided	54	59	51
Construction contract revenues	0	0	0
Revenues from goods and services	1,038	2,335	2,322
Lease installments from assets sold with a buy-back commitment	0	0	0
Interest income of financial services activities	0	0	0
Construction contract revenues	1,038	2,335	2,322
Other activities
Revenues from:
Shipments of vehicles and sales of other goods	2,671	2,167	407
Other services provided	1,027	466	331
Construction contract revenues	747	709	779
Revenues from goods and services	4,445	3,342	1,517
Lease installments from assets sold with a buy-back commitment	0	0	0
Interest income of financial services activities	1,119	691	460
Construction contract revenues	€ 5,564	€ 4,033	€ 1,977